Distributions Made (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Analysis of income and expense [abstract]
Dividends declared and paid	£ 0	£ 0	£ 0